Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-Term Borrowings

The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2014	2013

Balance at year-end	$46,627	$48,671
Average balance outstanding	51,855	45,330
Maximum month-end balance	63,717	48,671
Weighted-average rate at year-end	0.14%	0.15%
Weighted-average rate during the year	0.15	0.15

Concerning of Other Borrowings

The following table sets forth information concerning other borrowings:

			Weighted
			Average	Stated Interest
	Maturity Range		Interest	Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2014	2013

Fixed rate	10/2/14	12/21/17	3.61%	3.48%	3.73%	$10,000	$12,000
Fixed rate amortizing	1/1/14	4/1/24	1.42	1.16	7.15	4,953	459

						$14,953	$12,459

Schedule of Maturities Other Borrowings

Maturities of other borrowings at December 31, 2014, are summarized as follows for the years ended December 31:

		Weighted
		Average
(Dollars in thousands)	Amount	Rate

2015	$1,488	1.71%
2016	1,079	1.58
2017	10,730	3.44
2018	534	1.16
2019 and beyond	1,122	1.16

	$14,953	2.88%